Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables Explanatory
Trade and other payables as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current

		In millions of won
Trade payables	￦	4,780,260	—	7,529,857	—
Non-trade payables		1,536,976	2,032,260	2,132,838	2,023,985
Accrued expenses		1,174,765	8,095	1,605,118	6,351
Leasehold deposits received		1,699	741	2,479	35
Other deposits received		72,063	68,050	97,408	47,863
Lease liabilities		583,558	3,826,945	614,037	3,549,106
Dividends payable		4,105	—	1,812	—
Others(*)		—	60,407	—	11,574

	￦	8,153,426	5,996,498	11,983,549	5,638,914

(*)	Details of others as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current

		In millions of won
Advance received from local governments	￦	—	3,477	—	3,477
Others		—	56,930	—	8,097

	￦	—	60,407	—	11,574